Pension and Postretirement Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits, Description [Abstract]
Pension and Postretirement Plans
PENSIONS AND OTHER POSTRETIREMENT PLANS
The Company maintains various pension and incentive savings plans and contributed to multiemployer plans on behalf of certain union-represented employee groups. Most of the Company’s employees are covered by these plans. The Company also provides healthcare and life insurance benefits to certain retired employees. These employees become eligible for benefits after meeting age and service requirements.
The Company uses a measurement date of December 31 for its pension and other postretirement benefit plans.
In the first quarter of 2018, the Company adopted new guidance which requires the presentation of service cost in the same line item as other compensation costs arising from services by employees during the period, while the other components of the net periodic benefit are recognized in non-operating pension and postretirement benefit income in the Company's Consolidated Statement of Operations.
Cable ONE Spin-Off. On July 1, 2015, as part of the spin-off, Cable ONE assumed the liability related to their employees participating in the Company’s SERP. The Company also eliminated the accrual of pension benefits for all Cable ONE employees related to their future service. As a result of the spin-off of Cable ONE, the Company remeasured the accumulated and projected benefit obligation of the pension plan and SERP as of July 1, 2015, and recorded curtailment and settlement gains. The new measurement basis was used for the recognition of the SERP cost recorded in the third quarter of 2015 and the pension benefit recorded for the first two months of the third quarter of 2015. The curtailment gain on the spin-off of Cable ONE is included in income from discontinued operations, net of tax. The settlement gain on the spin-off of Cable ONE is included in the SERP liability distributed to Cable ONE (see Note 4).
KHE Campuses Sale. On September 3, 2015, the Company eliminated the accrual of pension benefits for almost all of the KHE Campuses employees related to their future service. As a result, the Company remeasured the accumulated and projected benefit obligation of the pension plan as of September 3, 2015, and the Company recorded a curtailment gain in the third quarter of 2015. The new measurement basis was used for the recognition of the Company’s pension benefit beginning in September 2015. The curtailment gain on the sale of the KHE Campuses is included in the loss on the sale of the KHE Campuses and reported in other income (expense), net in the Consolidated Statement of Operations.
Defined Benefit Plans.  The Company’s defined benefit pension plans consist of various pension plans and a SERP offered to certain executives of the Company.
In the fourth quarter of 2017, the Company recorded $0.9 million related to a Separation Incentive Program for certain Kaplan employees, which was funded from the assets of the Company’s pension plan. In the third quarter of 2017, the Company recorded $0.9 million related to a Separation Incentive Program for certain Forney employees, which was funded from the assets of the Company’s pension plan.
In the fourth quarter of 2016, the Company offered certain terminated participants with a vested pension benefit an opportunity to take their benefits in the form of a lump sum or an annuity. Most of the participants that elected a lump sum benefit under the program were paid in December 2016. Additional lump sum payments were paid in early 2017. The Company recorded an $18.0 million settlement gain related to the bulk lump sum pension program offering.
In the fourth quarter of 2015, the Company recorded $0.9 million related to a Special Incentive Program for certain Corporate employees, which was funded from the assets of the Company’s pension plan. In the third quarter of 2015, the Company recorded $3.7 million related to a Special Incentive Program for certain Kaplan employees, which was funded from the assets of the Company’s pension plan.
The following table sets forth obligation, asset and funding information for the Company’s defined benefit pension plans:

	Pension Plans
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$1,160,897	$1,254,298
Service cost	18,687	20,461
Interest cost	47,925	51,608
Amendments	75	—
Actuarial loss (gain)	73,191	(32,203)
Acquisitions	58,600	—
Benefits paid	(74,506)	(60,076)
Special termination benefits	1,825	—
Settlement	—	(73,191)
Benefit Obligation at End of Year	$1,286,694	$1,160,897
Change in Plan Assets
Fair value of assets at beginning of year	$2,042,490	$2,234,268
Actual return on plan assets	375,487	(58,511)
Benefits paid	(74,506)	(60,076)
Settlement	—	(73,191)
Fair Value of Assets at End of Year	$2,343,471	$2,042,490
Funded Status	$1,056,777	$881,593

	SERP
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$106,526	$105,004
Service cost	858	985
Interest cost	4,233	4,384
Actuarial loss	4,041	1,120
Benefits paid	(5,576)	(4,967)
Benefit Obligation at End of Year	$110,082	$106,526
Change in Plan Assets
Fair value of assets at beginning of year	$—	$—
Employer contributions	5,576	4,967
Benefits paid	(5,576)	(4,967)
Fair Value of Assets at End of Year	$—	$—
Funded Status	$(110,082)	$(106,526)

The accumulated benefit obligation for the Company’s pension plans at December 31, 2017 and 2016, was $1,261.8 million and $1,137.9 million, respectively. The accumulated benefit obligation for the Company’s SERP at December 31, 2017 and 2016, was $108.0 million and $103.0 million, respectively. The amounts recognized in the Company’s Consolidated Balance Sheets for its defined benefit pension plans are as follows:

	Pension Plans		SERP
	As of December 31		As of December 31
(in thousands)	2017	2016	2017	2016
Noncurrent asset	$1,056,777	$881,593	$—	$—
Current liability	—	—	(5,838)	(5,580)
Noncurrent liability	—	—	(104,244)	(100,946)
Recognized Asset (Liability)	$1,056,777	$881,593	$(110,082)	$(106,526)

Key assumptions utilized for determining the benefit obligation are as follows:

	Pension Plans		SERP
	As of December 31		As of December 31
	2017	2016	2017	2016
Discount rate	3.6%	4.1%	3.6%	4.1%
Rate of compensation increase - age graded	5.0%–1.0%	5.0%–1.0%	5.0%–1.0%	5.0%–1.0%

The Company made no contributions to its pension plans in 2017 and 2016, and the Company does not expect to make any contributions in 2018. The Company made contributions to its SERP of $5.6 million and $5.0 million for the years ended December 31, 2017 and 2016, respectively. As the plan is unfunded, the Company makes contributions to the SERP based on actual benefit payments.
At December 31, 2017, future estimated benefit payments, excluding charges for early retirement programs, are as follows:

(in thousands)	Pension Plans	SERP
2018	$73,418	$5,943
2019	$74,433	$6,320
2020	$74,572	$6,454
2021	$75,661	$6,591
2022	$73,921	$6,719
2023–2027	$371,073	$34,165

The total (benefit) cost arising from the Company’s defined benefit pension plans, including the portion included in discontinued operations, consists of the following components:

	Pension Plans
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$18,687	$20,461	$26,294
Interest cost	47,925	51,608	52,613
Expected return on assets	(121,411)	(121,470)	(130,571)
Amortization of prior service cost	170	297	320
Recognized actuarial gain	(4,410)	—	(11,925)
Net Periodic Benefit for the Year	(59,039)	(49,104)	(63,269)
Curtailment	—	—	(3,267)
Settlement	—	(17,993)	—
Early retirement programs and special separation benefit expense	1,825	—	4,606
Total Benefit for the Year	$(57,214)	$(67,097)	$(61,930)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial (gain) loss	$(180,885)	$147,779	$222,894
Current year prior service cost	75	—	—
Amortization of prior service cost	(170)	(297)	(320)
Recognized net actuarial gain	4,410	—	11,925
Curtailment and settlement	—	17,993	(51)
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$(176,570)	$165,475	$234,448
Total Recognized in Total Benefit and Other Comprehensive Income (Before Tax Effects)	$(233,784)	$98,378	$172,518

	SERP
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$858	$985	$1,946
Interest cost	4,233	4,384	4,550
Amortization of prior service cost	455	457	457
Recognized actuarial loss	1,774	2,659	3,015
Total Cost for the Year	$7,320	$8,485	$9,968
Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial loss (gain)	$4,041	$1,120	$(6,544)
Amortization of prior service cost	(455)	(457)	(457)
Recognized net actuarial loss	(1,774)	(2,659)	(3,015)
Curtailment and settlement	—	—	(834)
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$1,812	$(1,996)	$(10,850)
Total Recognized in Total Cost and Other Comprehensive Income (Before Tax Effects)	$9,132	$6,489	$(882)

The net periodic benefit for the Company’s pension plans, as reported above, includes pension cost of $1.9 million reported in discontinued operations for 2015. The net periodic cost for the Company’s SERP, as reported above, includes cost of $0.2 million reported in discontinued operations for 2015. The curtailment gain of $2.2 million related to the Cable ONE spin-off is also included in discontinued operations for 2015. The curtailment gain of $1.1 million related to the sale of the KHE Campuses business is included in other income (expense), net for 2015.
The costs for the Company’s defined benefit pension plans are actuarially determined. Below are the key assumptions utilized to determine periodic cost:

	Pension Plans			SERP
	Year Ended December 31			Year Ended December 31
	2017	2016	2015	2017	2016	2015
Discount rate (1)	4.1%	4.3%	4.4%/4.0%	4.1%	4.3%	4.4%/4.0%
Expected return on plan assets	6.25%	6.5%	6.5%	—	—	—
Rate of compensation increase	Age graded (5.0%–1.0%)	4.0%	4.0%	Age graded (5.0%–1.0%)	4.0%	4.0%

____________

(1)
As a result of the spin-off of Cable ONE and the sale of the KHE Campuses business, the Company remeasured the accumulated and projected benefit obligation of the pension plan as of July 1, 2015 and September 3, 2015, respectively. As a result of the spin-off of Cable ONE, the accumulated and projected benefit obligation of the SERP was remeasured as of July 1, 2015. The remeasurement changed the discount rate from 4.0% for the first six months to 4.4% for the second half of 2015.

Accumulated other comprehensive income (AOCI) includes the following components of unrecognized net periodic cost for the defined benefit plans:

	Pension Plans		SERP
	As of December 31		As of December 31
(in thousands)	2017	2016	2017	2016
Unrecognized actuarial (gain) loss	$(461,779)	$(285,304)	$27,225	$24,958
Unrecognized prior service cost	270	365	320	775
Gross Amount	(461,509)	(284,939)	27,545	25,733
Deferred tax liability (asset)	124,607	113,976	(7,437)	(10,293)
Net Amount	$(336,902)	$(170,963)	$20,108	$15,440

During 2018, the Company expects to recognize the following amortization components of net periodic cost for the defined benefit plans:

	2018
(in thousands)	Pension Plans	SERP
Actuarial (gain) loss recognition	$(4,236)	$2,217
Prior service cost recognition	$148	$311

Defined Benefit Plan Assets.  The Company’s defined benefit pension obligations are funded by a portfolio made up of a U.S. stock index fund, a relatively small number of stocks and high-quality fixed-income securities that are held by a third-party trustee. The assets of the Company’s pension plans were allocated as follows:

	As of December 31
	2017	2016
U.S. equities	53%	53%
U.S. stock index fund	30%	30%
U.S. fixed income	11%	11%
International equities	6%	6%
	100%	100%

The Company manages approximately 45% of the pension assets internally, of which the majority is invested in a U.S. stock index fund with the remaining investments in Berkshire Hathaway stock and short-term fixed-income securities. The remaining 55% of plan assets are managed by two investment companies. The goal of the investment managers is to produce moderate long-term growth in the value of these assets, while protecting them against large decreases in value. Both investment managers may invest in a combination of equity and fixed-income securities and cash. The managers are not permitted to invest in securities of the Company or in alternative investments. The investment managers cannot invest more than 20% of the assets at the time of purchase in the stock of Berkshire Hathaway or more than 10% of the assets in the securities of any other single issuer, except for obligations of the U.S. Government, without receiving prior approval from the Plan administrator. As of December 31, 2017, the investment managers can invest no more than 23% of the assets they manage in specified international exchanges, at the time the investment is made, and no less than 10% of the assets could be invested in fixed-income securities.
In determining the expected rate of return on plan assets, the Company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the Company may consult with and consider the input of financial and other professionals in developing appropriate return benchmarks.
The Company evaluated its defined benefit pension plan asset portfolio for the existence of significant concentrations (defined as greater than 10% of plan assets) of credit risk as of December 31, 2017. Types of concentrations that were evaluated include, but are not limited to, investment concentrations in a single entity, type of industry, foreign country and individual fund. At December 31, 2017 and 2016, the pension plan held investments in one common stock and one U.S. stock index fund that exceeded 10% of total plan assets. These investments were valued at $1,079.3 million and $978.8 million at December 31, 2017 and 2016, respectively, or approximately 46% and 48%, respectively, of total plan assets.
The Company’s pension plan assets measured at fair value on a recurring basis were as follows:

	As of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and other short-term investments	$73,877	$181,638	$—	$255,515
Equity securities
U.S. equities	1,242,139	—	—	1,242,139
International equities	138,640	—	—	138,640
U.S. stock index fund	—	—	706,202	706,202
Total Investments	$1,454,656	$181,638	$706,202	$2,342,496
Receivables				975
Total				$2,343,471

	As of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and other short-term investments	$61,438	$162,010	$—	$223,448
Equity securities
U.S. equities	1,074,528	—	—	1,074,528
International equities	120,735	—	—	120,735
U.S. stock index fund	—	—	622,865	622,865
Total Investments	$1,256,701	$162,010	$622,865	$2,041,576
Receivables				914
Total				$2,042,490

Cash equivalents and other short-term investments.  These investments are primarily held in U.S. Treasury securities and registered money market funds. These investments are valued using a market approach based on the quoted market prices of the security or inputs that include quoted market prices for similar instruments and are classified as either Level 1 or Level 2 in the valuation hierarchy.
U.S. equities.  These investments are held in common and preferred stock of U.S. corporations and American Depositary Receipts (ADRs) traded on U.S. exchanges. Common and preferred shares and ADRs are traded actively on exchanges, and price quotes for these shares are readily available. These investments are classified as Level 1 in the valuation hierarchy.
International equities.  These investments are held in common and preferred stock issued by non-U.S. corporations. Common and preferred shares are traded actively on exchanges, and price quotes for these shares are readily available. These investments are classified as Level 1 in the valuation hierarchy.
U.S. stock index fund. This fund consists of investments held in a diversified mix of securities (U.S. and international stocks, and fixed-income securities) and a combination of other collective funds that together are designed to track the performance of the S&P 500 Index. The fund is valued using the net asset value (NAV) provided by the administrator of the fund and reviewed by the Company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of units outstanding. The investment in this fund may be redeemed daily, subjected to the restrictions of the fund. This investment is classified as Level 3 in the valuation hierarchy.
The following table provides a reconciliation of changes in pension assets measured at fair value on a recurring basis, using Level 3 inputs:

	U.S. Stock Index Fund
	Year Ended December 31
(in thousands)	2017	2016
Balance at Beginning of Year	$622,865	$—
Purchases, sales, and settlements, net	(50,000)	574,000
Actual return on plan assets:
Gains relating to assets sold	6,796	—
Gains relating to assets still held at year-end	126,541	48,865
Balance at End of Year	$706,202	$622,865

Other Postretirement Plans.  The following table sets forth obligation, asset and funding information for the Company’s other postretirement plans:

	Postretirement Plans
	As of December 31
(in thousands)	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$24,171	$37,391
Service cost	1,028	1,386
Interest cost	779	1,230
Actuarial gain	(2,830)	(14,984)
Acquisitions	516	—
Benefits paid, net of Medicare subsidy	(879)	(852)
Benefit Obligation at End of Year	$22,785	$24,171
Change in Plan Assets
Fair value of assets at beginning of year	$—	$—
Employer contributions	879	852
Benefits paid, net of Medicare subsidy	(879)	(852)
Fair Value of Assets at End of Year	$—	$—
Funded Status	$(22,785)	$(24,171)

The amounts recognized in the Company’s Consolidated Balance Sheets for its other postretirement plans are as follows:

	Postretirement Plans
	As of December 31
(in thousands)	2017	2016
Current liability	$(1,920)	$(2,312)
Noncurrent liability	(20,865)	(21,859)
Recognized Liability	$(22,785)	$(24,171)

The discount rates utilized for determining the benefit obligation at December 31, 2017 and 2016, for the postretirement plans were 3.11% and 3.31%, respectively. The assumed healthcare cost trend rate used in measuring the postretirement benefit obligation at December 31, 2017, was 7.81% for pre-age 65, decreasing to 4.5% in the year 2026 and thereafter. The assumed healthcare cost trend rate used in measuring the postretirement benefit obligation at December 31, 2017, was 8.42% for post-age 65, decreasing to 4.5% in the year 2026 and thereafter.
Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans. A change of one percentage point in the assumed healthcare cost trend rates would have the following effects:

	1%	1%
(in thousands)	Increase	Decrease
Benefit obligation at end of year	$1,304	$(1,194)
Service cost plus interest cost	$177	$(158)

The Company made contributions to its postretirement benefit plans of $0.9 million for each of the years ended December 31, 2017 and 2016. As the plans are unfunded, the Company makes contributions to its postretirement plans based on actual benefit payments.
At December 31, 2017, future estimated benefit payments are as follows:

(in thousands)	Postretirement Plans
2018	$1,920
2019	$1,885
2020	$2,054
2021	$2,086
2022	$2,153
2023–2027	$10,178

The total (benefit) cost arising from the Company’s other postretirement plans consists of the following components:

	Postretirement Plans
	Year Ended December 31
(in thousands)	2017	2016	2015
Service cost	$1,028	$1,386	$1,331
Interest cost	779	1,230	1,299
Amortization of prior service credit	(148)	(335)	(502)
Recognized actuarial gain	(3,891)	(1,502)	(996)
Total (Benefit) Cost for the Year	$(2,232)	$779	$1,132
Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
Current year actuarial gain	$(2,830)	$(14,984)	$(5,296)
Amortization of prior service credit	148	335	502
Recognized actuarial gain	3,891	1,502	996
Total Recognized in Other Comprehensive Income (Before Tax Effects)	$1,209	$(13,147)	$(3,798)
Total Recognized in (Benefit) Cost and Other Comprehensive Income (Before Tax Effects)	$(1,023)	$(12,368)	$(2,666)

The costs for the Company’s postretirement plans are actuarially determined. The discount rates utilized to determine periodic cost for the years ended December 31, 2017, 2016 and 2015, were 3.31%, 3.45% and 3.25%, respectively. AOCI included the following components of unrecognized net periodic benefit for the postretirement plans:

	As of December 31
(in thousands)	2017	2016
Unrecognized actuarial gain	$(24,125)	$(25,186)
Unrecognized prior service credit	(178)	(326)
Gross Amount	(24,303)	(25,512)
Deferred tax liability	6,561	10,205
Net Amount	$(17,742)	$(15,307)

During 2018, the Company expects to recognize the following amortization components of net periodic cost for the other postretirement plans:

(in thousands)	2018
Actuarial gain recognition	$(3,686)
Prior service credit recognition	$(175)

Multiemployer Pension Plans.  In 2017, 2016 and 2015, the Company contributed to one multiemployer defined benefit pension plan under the terms of a collective-bargaining agreement that covered certain union-represented employees. The Company’s total contributions to the multiemployer pension plan amounted to $0.1 million in each year for 2017, 2016 and 2015.
Savings Plans.  The Company recorded expense associated with retirement benefits provided under incentive savings plans (primarily 401(k) plans) of approximately $7.5 million in 2017 and 2016, and $7.6 million in 2015.